Schedule of Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued payroll		$ 421,645	$ 564,740
Royalties		166,540	105,319
Accrued interest			39,808
Accrued property and use tax		10,905	99,707
Other		13,269	6,240
Total accrued liabilities	$ 1,164,634	$ 612,359	$ 815,814